Debt securities in issue	12 Months Ended
Dec. 31, 2021
Disclosure Of Debt Securities In Issue [Abstract]
Debt securities in issue

25	Debt securities in issue

HSBC
	2021	2020
	$m	$m
Bonds and medium-term notes	166,537	176,570
Other debt securities in issue	26,573	41,538
Total debt securities in issue	193,110	218,108
Included within:
– trading liabilities (Note 23)	(1,792)	(1,582)
– financial liabilities designated at fair value (Note 24)	(112,761)	(121,034)
At 31 Dec	78,557	95,492

HSBC Holdings
	2021	2020
	$m	$m
Debt securities	94,301	83,653
Included within:
– financial liabilities designated at fair value (Note 24)	(26,818)	(19,624)
At 31 Dec	67,483	64,029